UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2017

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 4.3%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$2,910	$2,926,965
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	1,555	1,777,241
Senior Lien, Series A (AGM), 5.25%, 10/01/48	2,275	2,619,003
Sub-Lien, Series D, 6.00%, 10/01/42	5,740	6,961,759
Sub-Lien, Series D, 7.00%, 10/01/51	1,765	2,282,004
Lower Alabama Gas District, RB, Series A:
5.00%, 9/01/34	3,530	4,561,819
5.00%, 9/01/46	2,825	3,870,222
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/40	4,080	4,863,074

		29,862,087
Arizona — 3.2%
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	10,030	12,561,171
5.00%, 12/01/37	7,460	9,578,565

		22,139,736
California — 13.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/19 (a)	4,445	5,034,274
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	6,230	7,453,447
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	2,465	2,960,194
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 8/15/39	290	342,000
5.25%, 8/15/49	715	837,572
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	2,970	3,343,210

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A (b):
5.00%, 12/01/41	$1,030	$1,184,449
5.00%, 12/01/46	1,250	1,431,762
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 8/15/51	4,470	4,849,816
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	11,690	13,323,093
5.25%, 5/15/39	1,560	1,747,606
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	690	871,580
County of Riverside Transportation Commission, RB, CAB, Senior Lien, Series B (c):
0.00%, 6/01/41	5,000	1,935,000
0.00%, 6/01/42	6,000	2,212,440
0.00%, 6/01/43	5,000	1,728,500
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	7,000	8,183,350
San Marcos Unified School District, GO, CAB, Election of 2010, Series B (c):
0.00%, 8/01/34	3,500	2,040,220
0.00%, 8/01/36	4,000	2,041,720
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,970	5,865,047
6.50%, 4/01/33	20,410	23,560,488
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	1,495	1,800,937
Sub-Series I-1, 6.38%, 11/01/34	2,315	2,727,649

		95,474,354
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 7/01/34	4,205	4,716,875

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Connecticut — 0.4%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	$2,710	$3,030,430
Delaware — 2.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,225	2,505,728
Delaware Transportation Authority, RB, 5.00%, 6/01/55	2,280	2,687,869
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	10,080	11,053,325

		16,246,922
District of Columbia — 4.3%
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	1,480	1,781,683
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 5/15/40	23,035	23,864,490
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	990	1,102,227
5.25%, 10/01/44	2,465	2,754,342

		29,502,742
Florida — 2.7%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 5/01/45	2,620	3,084,762
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/41	2,280	2,621,749
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
5.00%, 6/01/32	600	661,038
5.00%, 6/01/36	125	136,885
5.13%, 6/01/42	1,925	2,126,143
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21 (a)	5,885	7,703,171

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (d)(e)	$3,400	$2,378,980

		18,712,728
Georgia — 2.0%
City of Atlanta Georgia Water & Wastewater, Refunding RB, 5.00%, 11/01/40	4,370	5,304,568
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 8/15/54	1,010	1,252,259
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	1,650	1,861,200
Metropolitan Atlanta Rapid Transit Authority, RB, Sales Tax, 3rd Indenture, Series A, 5.00%, 7/01/39	5,000	5,581,500

		13,999,527
Hawaii — 0.4%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	2,660	3,034,741
Illinois — 17.4%
City of Chicago Illinois, GO, Project, 5.00%, 1/01/34	3,560	3,624,116
City of Chicago Illinois, GO, Refunding, Series A:
Project, 5.25%, 1/01/32	6,155	6,411,787
5.00%, 1/01/34	2,500	2,559,025
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/41	11,385	13,855,317
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,055	2,282,530
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	7,625	8,506,984
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	2,025	2,360,522
Illinois Finance Authority, RB, Advocate Health Care Network:
5.38%, 4/01/19 (a)	5,010	5,631,791
5.38%, 4/01/44	5,620	6,169,580

2	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	$1,895	$2,191,568
Central Dupage Health, Series B, 5.50%, 11/01/39	3,160	3,614,313
Presence Health Network, Series C, 5.00%, 2/15/36 (f)	415	473,208
Presence Health Network, Series C, 4.00%, 2/15/41 (f)	2,805	2,812,153
Illinois State Toll Highway Authority, RB:
Senior, Series C, 5.00%, 1/01/36	5,095	6,073,953
Senior, Series C, 5.00%, 1/01/37	5,455	6,498,541
Series A, 5.00%, 1/01/38	4,550	5,273,587
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	14,710	15,969,911
Series B-2, 5.00%, 6/15/50	3,905	4,130,045
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	885	1,042,486
6.00%, 6/01/28	2,245	2,692,114
State of Illinois, GO:
5.00%, 2/01/39	2,990	3,228,482
Series A, 5.00%, 4/01/38	9,030	9,679,347
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,240	1,374,887
University of Illinois, RB, Auxiliary Facilities System, Series A:
5.00%, 4/01/39	1,565	1,805,838
5.00%, 4/01/44	1,910	2,195,392

		120,457,477
Indiana — 3.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	1,525	1,888,057
7.00%, 1/01/44	3,680	4,605,814
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,305	7,508,498

Municipal Bonds	Par (000)	Value
Indiana (continued)
Indiana Finance Authority, RB, Series A (continued):
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	$880	$989,252
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	2,905	3,246,425
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 1/01/51	790	892,439
Sisters of St. Francis Health Services, 5.25%, 11/01/39	1,655	1,861,561
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	2,150	2,424,856
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 1/15/40	2,490	2,950,575

		26,367,477
Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	1,740	1,807,408
5.50%, 12/01/22	4,595	4,778,340
5.25%, 12/01/25	2,125	2,292,365
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	2,370	2,524,524

		11,402,637
Kentucky — 0.6%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	1,915	2,198,688

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (g)	$2,325	$2,072,854

		4,271,542
Louisiana — 2.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	6,535	7,865,003
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	1,980	2,265,655
5.25%, 5/15/31	1,690	1,916,764
5.25%, 5/15/32	2,160	2,489,184
5.25%, 5/15/33	2,345	2,683,290
5.25%, 5/15/35	985	1,132,996

		18,352,892
Maryland — 1.1%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	855	958,079
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,440	1,430,870
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	4,295	5,093,827

		7,482,776
Massachusetts — 1.6%
Commonwealth of Massachusetts, GO, Series E, 3.00%, 4/01/44	5,645	5,625,863
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42 (b)	2,775	2,826,449

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 7/01/39	$2,535	$2,824,370

		11,276,682
Michigan — 3.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 7/01/39	8,665	9,933,036
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	2,870	3,415,731
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	2,700	3,066,876
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 7/01/44	1,710	1,926,879
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	4,230	4,285,582

		22,628,104
Missouri — 0.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	495	581,437
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	2,035	2,231,520
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	480	548,760

		3,361,717
Nebraska — 1.4%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3: 5.25%, 9/01/37	1,610	1,846,847

4	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Nebraska (continued)
Central Plains Energy Project Nebraska, RB, Gas Project No. 3 (continued):
5.00%, 9/01/42	$2,815	$3,174,532
County of Douglas Nebraska Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	3,280	3,641,456
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 1/01/40	600	679,464

		9,342,299
Nevada — 0.7%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	4,550	4,609,833
New Jersey — 9.2%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	3,280	3,499,104
5.25%, 11/01/44	2,980	3,166,280
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	2,115	2,212,375
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (d)(e)	3,680	145,102
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, 4.88%, 9/15/19	1,575	1,676,068
Continental Airlines, Inc. Project, 5.25%, 9/15/29	3,830	4,288,566
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	2,035	2,365,057
Goethals Bridge Replacement Project, Private Activity Bond, 5.38%, 1/01/43	2,285	2,658,506
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	8,000	10,020,560
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/43	8,150	9,528,817
Series E, 5.00%, 1/01/45	5,095	6,052,605

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 6/15/44	$3,765	$4,175,385
Transportation System, Series A, 5.50%, 6/15/41	8,000	8,920,160
Transportation System, Series B, 5.25%, 6/15/36	4,810	5,320,533

		64,029,118
New York — 13.1%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (h):
8.00%, 8/01/28	5,000	5,051,300
7.75%, 8/01/31	22,140	22,366,935
City of New York New York Transitional Finance Authority, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 2/01/42	4,805	5,679,366
Counties of New York Tobacco Trust II, RB, Settlement Pass-Through, 5.75%, 6/01/43	5,000	5,025,050
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	3,600	3,810,852
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,778	2,069,897
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,640	5,727,013
5.25%, 11/15/39	1,650	2,035,193
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	2,400	2,729,568
3 World Trade Center Project, Class 1, 5.00%, 11/15/44 (b)	7,830	8,978,191
3 World Trade Center Project, Class 2, 5.15%, 11/15/34 (b)	660	742,328
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	1,655	1,928,439

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 2/15/37	$6,655	$7,917,054
New York Transportation Development Corp., RB, Laguardia Airport Terminal B Redevelopment Project, Series A (AMT), 5.00%, 7/01/41	1,165	1,335,253
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT:
5.00%, 8/01/26	1,725	1,915,561
5.00%, 8/01/31	1,940	2,124,766
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	1,575	1,611,020
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	2,525	2,978,717
6.00%, 12/01/42	1,960	2,305,646
Westchester Tobacco Asset Securitization, Refunding RB, 5.13%, 6/01/45	4,600	4,599,586

		90,931,735
North Carolina — 2.2%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/38	10,000	11,096,200
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/19 (a)	2,750	3,084,813
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 3/01/41	1,130	1,307,274

		15,488,287
Ohio — 4.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 6/01/47	9,530	9,457,953

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Allen Ohio Hospital Facilities, Refunding RB, Series A:
Catholic Healthcare Partners, 5.25%, 6/01/38	$6,125	$6,922,291
Mercy Health, 4.00%, 11/01/44	4,090	4,399,368
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 7/01/40	1,280	1,458,278
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	5,450	5,883,003
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 6/30/53	1,585	1,791,605

		29,912,498
Pennsylvania — 1.5%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 7/01/42	1,240	1,391,776
Pennsylvania Economic Development Financing Authority, RB:
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	3,725	4,164,326
Pennsylvania Bridge Finco LP, AMT, 5.00%, 6/30/42	1,660	1,950,766
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,561,756

		10,068,624
Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	1,610	1,807,789
Series A, 5.00%, 6/01/40	1,450	1,614,068
Series B, 4.50%, 6/01/45	5,175	5,532,799
Series B, 5.00%, 6/01/50	5,765	6,177,082

		15,131,738
South Carolina — 4.6%
State of South Carolina Ports Authority, RB:
5.25%, 7/01/40	6,455	7,327,458
AMT, 5.25%, 7/01/55	2,525	2,948,897

6	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	$12,065	$14,528,191
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	6,140	7,424,549

		32,229,095
Tennessee — 0.7%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	2,660	3,054,052
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 7/01/46	1,350	1,621,269

		4,675,321
Texas — 12.0%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	4,370	74,115
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/21 (a)	4,210	5,184,278
Sub-Lien, 5.00%, 1/01/33	700	797,874
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 8/15/42	1,150	1,340,095
City of Austin Texas Airport System, ARB, Revenue, AMT, 5.00%, 11/15/39	385	446,673
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	2,970	3,445,972
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	3,000	3,266,310
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	15,560	17,847,476
6.00%, 11/15/35	865	994,681

Municipal Bonds	Par (000)	Value
Texas (continued)
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 1/01/43	$380	$457,125
7.00%, 1/01/48	500	597,730
County of Harris Texas-Houston Sports Authority, Refunding RB (NPFGC) (c):
3rd Lien, Series A-3, 0.00%, 11/15/37	26,120	8,925,988
CAB, Junior Lien, Series H, 0.00%, 11/15/35	5,000	2,227,850
CAB, Senior Lien, Series A, 0.00%, 11/15/38	12,580	5,034,390
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A (c):
0.00%, 9/15/40	9,780	3,720,899
0.00%, 9/15/41	5,420	1,957,108
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare (a):
6.00%, 8/15/20	585	704,404
6.00%, 8/15/20	7,345	8,860,421
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	470	513,771
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 4/01/35	355	405,353
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,835	3,211,034
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 6/30/40	6,000	7,109,940

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien (continued):
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	$5,100	$6,049,722

		83,173,209
Utah — 0.3%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	1,880	1,894,457
Virginia — 1.3%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 1/01/32	3,155	3,620,426
6.00%, 1/01/37	4,615	5,512,940

		9,133,366
Washington — 1.0%
Port of Seattle Washington, RB, Series C, AMT, 5.00%, 4/01/40	1,475	1,732,874
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	4,420	5,346,034

		7,078,908
Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,640	1,855,906
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College of Wisconsin, Inc., 4.00%, 12/01/46	3,545	3,872,203

		5,728,109
Total Municipal Bonds – 121.9%		845,748,043

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Alabama — 0.7%
City of Birmingham Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C-2, 5.00%, 11/15/16 (a)	$4,548	$4,609,129
California — 5.0%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (j)	5,115	5,609,109
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	18,540	20,976,156
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/17 (a)	4,500	4,705,560
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	3,260	3,706,984

		34,997,809
Colorado — 1.9%
Colorado Health Facilities Authority, RB, Catholic Health (AGM) (a):
Series C-3, 5.10%, 4/29/18	7,600	8,200,476
Series C-7, 5.00%, 5/01/18	4,860	5,236,699

		13,437,175
Connecticut — 2.8%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	9,397	9,742,329
Series X-3, 4.85%, 7/01/37	9,366	9,722,038

		19,464,367
Florida — 1.1%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	6,629	7,624,023
Massachusetts — 0.8%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,427	5,236,418

8	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(j)	$3,989	$4,500,260
New York — 12.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series FF-2, 5.50%, 6/15/40	3,075	3,483,360
Series HH, 5.00%, 6/15/31 (j)	16,395	19,459,225
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (j)	3,130	3,700,574
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	8,799	10,863,976
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	20,864	25,119,276
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (j)	12,611	15,256,896
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	6,299,678

		84,182,985
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	4,960	6,038,701
Texas — 3.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	4,900	5,802,384
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,650	7,809,627

Municipal Bonds Transferred to Tender Option Bond Trusts (i)	Par (000)	Value
Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	$6,003	$7,174,178

		20,786,189
Utah — 1.1%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	7,153	7,870,660
Virginia — 1.7%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	10,767	11,622,711
Washington — 3.1%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/17 (a)	5,459	5,761,421
State of Washington, GO, Various Purposes, Series E, 5.00%, 2/01/19 (a)	14,487	16,063,421

		21,824,842
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.9%		242,195,269
Total Long-Term Investments (Cost — $976,443,283) — 156.8%		1,087,943,312

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26% (k)(l)	8,309,779	8,309,779
Total Short-Term Securities (Cost — $8,309,779) — 1.2%		8,309,779
Total Investments (Cost — $984,753,062*) — 158.0%		1,096,253,091
Other Assets Less Liabilities — 0.5%		3,784,704
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.5)%		(135,292,778)
Loan for TOB Trust Certificates — (0.0)%		(60,424)
VMTP Shares, at Liquidation Value — (39.0)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$693,884,593

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$851,706,558

Gross unrealized appreciation	$120,312,302
Gross unrealized depreciation	(10,920,739)

Net unrealized appreciation	$109,391,563

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	When-issued security.

(g)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(h)	Variable rate security. Rate as of period end.

(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(j)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1 2016 and November 15, 2019 is $50,831,974.

(k)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2016	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	14,214,479	(5,904,700)	$8,309,779	$8,309,779	$4,186

(l)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(76)	5-Year U.S. Treasury Note	September 2016	$9,273,188	$(3,302)
(80)	10-Year U.S. Treasury Note	September 2016	$10,643,750	2,859
(45)	Long U.S. Treasury Bond	September 2016	$7,849,687	(157,781)
(16)	Ultra U.S. Treasury Bond	September 2016	$3,048,500	(53,223)
Total				$(211,447)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.

10	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Municipal Income Trust (BFK)

RB	Revenue Bonds
S/F	Single-Family

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,087,943,312	—	$1,087,943,312
Short-Term Securities	$8,309,779	—	—	8,309,779

Total	$8,309,779	$1,087,943,312	—	$1,096,253,091

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$2,859	—	—	$2,859
Liabilities:
Interest rate contracts	(214,306)	—	—	(214,306)

Total	$(211,447)	—	—	$(211,447)

[1] See above Schedule of Investments for values in each state or political subdivision.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016	11

Schedule of Investments (concluded)	BlackRock Municipal Income Trust (BFK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$418,800	—	—	$418,800
Liabilities:
Bank overdraft	—	$(11,553,363)	—	(11,553,363)
Loan for TOB Trust Certificates		(60,424)		(60,424)
TOB Trust Certificates	—	(135,154,970)	—	(135,154,970)
VMTP Shares	—	(270,800,000)	—	(270,800,000)

Total	$418,800	$(417,568,757)	—	$(417,149,957)

During the period ended July 31, 2016, there were no transfers between levels.

12	BLACKROCK MUNICIPAL INCOME TRUST	JULY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date:	September 21, 2016